Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	HUBBELL INC
Entity Incorporation, State or Country Code	CT
Entity File Number	1-2958
Entity Tax Identification Number	06-0397030
Entity Address, Address Line One	40 Waterview Drive
Entity Address, City or Town	Shelton,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	475
Local Phone Number	882-4000
Title of 12(b) Security	Common Stock - par value $0.01 per share
Trading Symbol	HUBB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000048898
Amendment Flag	false